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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
            500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000





                                            May 13, 1997

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: The MFS Series Trust (the "Trust") (File No. 33-64010) on behalf of MFS Aggressive Small Cap Equity Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(c) of the General Rules and Regulations under the Securities Act of 1933 as amended, a filing was made by the Trust on May 9, 1997 (Accession Number 0000912057-97-016410) which inadvertently contained a draft of the prospectus dated May 1, 1997 rather than the definitive version. The definitive prospectus was then correctly filed, also on May 9, 1997 (Accession Number 0000912057-97-016534).

         If you have any questions concerning the foregoing, please call the undersigned at (800) 343-2829.

                                            Very truly yours,


                                            BONNIE J. NEAL
                                            Bonnie J. Neal
                                            Senior Legal Product Technician
/bjn